PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 86.6%

Aerospace & Defense — 6.0%
General Dynamics Corp.	22,850	$3,023,283
Hexcel Corp.	22,000	818,180
Spirit AeroSystems Holdings, Inc., Class A	21,900	524,067

		4,365,530

Auto Parts & Equipment — 2.1%
Aptiv PLC	30,900	1,521,516

Banks — 7.0%
BankUnited, Inc.	92,900	1,737,230
Comerica, Inc.	46,900	1,376,046
KeyCorp.	58,800	609,756
State Street Corp.	14,100	751,107
Truist Financial Corp.	20,700	638,388

		5,112,527

Beverages — 2.9%
Molson Coors Beverage Co., Class B	52,900	2,063,629

Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc.*	26,100	2,343,519

Building Materials — 1.5%
Johnson Controls International PLC	40,729	1,098,054

Chemicals — 2.2%
Ashland Global Holdings, Inc.	32,200	1,612,254

Computers — 3.5%
Conduent, Inc.*	231,200	566,440
Perspecta, Inc.	18,700	341,088
Western Digital Corp.	39,723	1,653,271

		2,560,799

Distribution & Wholesale — 2.5%
HD Supply Holdings, Inc.*	29,100	827,313
KAR Auction Services, Inc.	84,600	1,015,200

		1,842,513

Diversified Financial Services — 2.2%
AerCap Holdings N.V.*	71,200	1,622,648

Electric — 6.4%
AES Corp.	90,200	1,226,720
Evergy, Inc.	45,600	2,510,280
Vistra Energy Corp.	54,800	874,608

		4,611,608

Electronics — 1.0%
Itron, Inc.*	13,200	736,956

Entertainment — 3.7%
International Game Technology PLC	234,000	1,392,300
Lions Gate Entertainment Corp., Class A*	33,400	203,072
Lions Gate Entertainment Corp., Class B*	191,700	1,069,686

		2,665,058

Environmental Control — 2.6%
Covanta Holding Corp.	217,300	1,857,915

	Number of Shares	Value†
Food — 6.5%
The Hain Celestial Group, Inc.*	90,800	$2,358,076
TreeHouse Foods, Inc.*	53,700	2,370,855

		4,728,931

Healthcare Products — 3.5%
Zimmer Biomet Holdings, Inc.	25,200	2,547,216

Healthcare Services — 1.9%
MEDNAX, Inc.*	53,800	626,232
Molina Healthcare, Inc.*	5,500	768,405

		1,394,637

Lodging — 4.4%
MGM Resorts International	113,100	1,334,580
Wyndham Destinations, Inc.	83,900	1,820,630

		3,155,210

Miscellaneous Manufacturing — 1.3%
Valmont Industries, Inc.	8,500	900,830

Oil & Gas — 1.4%
EOG Resources, Inc.	28,600	1,027,312

Pipelines — 3.0%
ONEOK, Inc.	68,500	1,493,985
The Williams Cos., Inc.	49,600	701,840

		2,195,825

Retail — 3.4%
Best Buy Co., Inc.	13,600	775,200
BJ’s Wholesale Club Holdings, Inc.*	26,200	667,314
Chico’s FAS, Inc.	310,000	399,900
The Children’s Place, Inc.	30,700	600,492

		2,442,906

Semiconductors — 5.6%
Entegris, Inc.	24,200	1,083,434
NXP Semiconductors N.V.	12,600	1,044,918
Skyworks Solutions, Inc.	22,000	1,966,360

		4,094,712

Software — 4.4%
Nuance Communications, Inc.*	116,088	1,947,957
Teradata Corp.*	61,600	1,262,184

		3,210,141

Telecommunications — 4.4%
Amdocs Ltd.	23,700	1,302,789
Ciena Corp.*	47,800	1,902,918

		3,205,707

TOTAL COMMON STOCKS (Cost $84,452,571)		62,917,953

REAL ESTATE INVESTMENT TRUSTS — 3.3%

Building & Real Estate — 2.4%
Starwood Property Trust, Inc.	172,400	1,767,100

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)

Diversified — 0.9%
CoreCivic, Inc.	59,900	$669,083

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,733,363)		2,436,183

SHORT-TERM INVESTMENTS — 3.2%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.330%) (Cost $2,297,578)	2,297,578	2,297,578

TOTAL INVESTMENTS — 93.1% (Cost $91,483,512)		67,651,714
Other Assets & Liabilities — 6.9%		5,035,161

TOTAL NET ASSETS — 100.0%		$72,686,875

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

N.V. — Naamloze Vennootschap.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

MID CAP VALUE FUND

Country Weightings as of 03/31/2020 ††

United States	94%
Ireland	5
Netherlands	1

Total	100%

††	% of total investments as of March 31, 2020.